EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.29

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
1973169	XXX		DSCR	1.13	1.27	Breakdown as follows: $XXX income/ $XXX P&I + $XXX insurance + $XXX taxes